Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Revenue by Main Products and Service Lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue	$ 10,710,578	$ 2,862,315	$ 1,817,191
Specialty plant nutrition
Statement [Line Items]
Revenue	1,172,334	908,815	701,688
Sodium Nitrates
Statement [Line Items]
Revenue	21,294	24,829	18,291
Potassium nitrate and sodium potassium nitrate
Statement [Line Items]
Revenue	700,081	539,336	424,041
Specialty Blends
Statement [Line Items]
Revenue	285,027	234,369	163,033
Other specialty fertilizers
Statement [Line Items]
Revenue	165,932	110,281	96,323
Iodine and derivatives
Statement [Line Items]
Revenue	754,339	437,931	334,657
Lithium and derivatives
Statement [Line Items]
Revenue	8,152,939	936,121	383,373
Potassium
Statement [Line Items]
Revenue	437,180	416,592	209,294
Industrial chemicals
Statement [Line Items]
Revenue	165,200	132,011	160,608
Other
Statement [Line Items]
Revenue	28,586	30,845	27,571
Services
Statement [Line Items]
Revenue	3,785	3,428	3,241
Income from property leases
Statement [Line Items]
Revenue	454	1,531	1,457
Income from subleases on right-of-use assets
Statement [Line Items]
Revenue	142	146	176
Commodities
Statement [Line Items]
Revenue	11,838	12,468	11,938
Other ordinary income of Commercial Offices
Statement [Line Items]
Revenue	$ 12,367	$ 13,272	$ 10,759